UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

      Joseph Shugart		    New York, NY	      November 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $ 79,304


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	3,773   71,625    SH		Sole	        71,625
Amazon Com Inc		Comm	023135106	5,384	24,900	  SH		Sole		24,900
Coca Cola Enterprises InComm	19122T109	3,570  143,477	  SH		Sole	       143,477
Church & Dwight Inc	Comm	171340102	4,541  102,734    SH            Sole           102,734
Citrix Sys Inc		Comm	177376100	1,751	32,105	  SH		Sole		32,105
Expeditors Intl Wash IncComm	302130109	1,325   32,675	  SH		Sole	        32,675
Goodrich Corp		Comm	382388106	3,301	27,356	  Sh		Sole		27,356
Home Depot Inc		Comm	437076102	1,368	41,620    SH		Sole		41,620
JPMorgan Chase & Co	Comm	46625H100	2,206	73,232	  SH		Sole		73,232
Coca Cola Co		Comm	191216100	3,875	57,358	  SH		Sole		57,358
Lauder Estee Cos Inc	CL A	518439104	3,265	37,170	  SH		Sole		37,170
Liveperson Inc		Comm	538146101	3,729  374,760	  SH		Sole 	       374,760
Mastercard Inc		CL A	57636Q104	4,883   15,396	  SH		Sole		15,396
Marriott Intl Inc New	CL A	571903202	4,598  168,792    SH		Sole	       168,792
McDonalds Corp		Comm	580135101	1,524	17,350	  SH		Sole		17,350
MGM Resorts Intl	Comm	552953101	  905   97,385    SH		Sole	        97,385
Monsanto Co New		Comm	61166W101	2,073	34,525	  SH		Sole		34,525
Pfizer Inc		Comm	717081103	1,281	72,450    SH		Sole		72,450
Potash Corp Sask Inc	Comm	73755L107	1,993	46,110	  SH		Sole		46,110
Sapient Corp		Comm	803062108	4,492  442,961    SH		Sole	       442,961
Scotts Miracle Gro Co   CL A	810186106 	4,688  105,120    SH		Sole	       105,120
Tornier N V		SHS	N87237108	  942	45,990	  SH		Sole		45,990
Ulta Salon Cosm & Frag	Comm	90384S303	3,567	57,320	  SH		Sole		57,320
United Parcel Service InCL B 	911312106	4,105	65,002    SH		Sole		65,002
Wynn Resorts Ltd	Comm	983134107       1,936   16,827    SH		Sole		16,827
Yum Brands Inc		Comm	988498101	4,229   85,622    SH            Sole            85,622



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